2. Acquisitions (Details - Acquisitions Red Rock Travel Group) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017
Goodwill	$ 3,749,963	$ 2,092,048		$ 0
Red Rock Travel Group [Member]
Cash			$ 22,515
Intangible assets			300,000
Property and equipment			55,286
Goodwill			1,459,725
Liabilities			(1,662,526)
Total			$ 175,000